Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts receivable		$ 0	$ 0
Inventories
Impairment losses		(1,439)
Definite lived intangible assets acquired
Stock Options [Member]
Anti-dilutive shares		43,053,913	1,000
Series B Preferred Stock [Member]
Percentage of distribution of dividends to stockholders	8.00%	8.00%
2011 Reverse Acquisition [Member]
Goodwill acquired		$ 24,005
Definite lived intangible assets acquired		$ 12,000